SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding	12 Months Ended
	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2016 GBP (£) shares
Share options outstanding at beginning of period [Member] | Save-As-You-Earn [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Balance | shares	678,692,896	850,146,220
Balance	£ 0.5176	£ 0.5099
Balance | shares		678,692,896
Balance		£ 0.5176
Share options outstanding at beginning of period [Member] | Lloyds Banking Group Executive Share Plan 2003 [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Balance | shares	218,962,281	221,397,597
Balance
Balance | shares		218,962,281
Balance
Share options outstanding at beginning of period [Member] | Lloyds Banking Group Long-Term Incentive Plan [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Balance | shares	358,228,028	398,066,746
Balance | shares		358,228,028
Granted [Member] | Save-As-You-Earn [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Granted	268,653,890	454,667,560
Granted	£ 0.5103	£ 0.4749
Granted [Member] | Lloyds Banking Group Executive Share Plan 2003 [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Granted	5,466,405	4,298,701
Granted
Granted [Member] | Lloyds Banking Group Long-Term Incentive Plan [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Granted	139,812,788	132,194,032
Exercised [Member] | Save-As-You-Earn [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Exercised	(13,119,229)	(401,286,043)
Exercised	£ 0.5558	£ 0.4074
Exercised [Member] | Lloyds Banking Group Executive Share Plan 2003 [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Exercised	(104,967,667)	(2,700,679)
Exercised
Forfeited [Member] | Save-As-You-Earn [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Forfeited	(18,545,569)	(10,590,490)
Forfeited	£ 0.5170	£ 0.5602
Forfeited [Member] | Lloyds Banking Group Executive Share Plan 2003 [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Forfeited	(81,883)	(3,863,477)
Forfeited
Forfeited [Member] | Lloyds Banking Group Long-Term Incentive Plan [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Forfeited	(73,268,966)	(33,713,900)
Cancelled [Member] | Save-As-You-Earn [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Cancelled	(41,211,075)	(204,238,535)
Cancelled	£ 0.5277	£ 0.6023
Expired [Member] | Save-As-You-Earn [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Expired	(13,603,825)	(10,005,816)
Expired	£ 0.5698	£ 0.5708
Outstanding [Member] | Save-As-You-Earn [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Balance | shares	678,692,896
Balance	£ 0.5176
Balance | shares	860,867,088	678,692,896
Balance	£ 0.5134	£ 0.5176
Outstanding [Member] | Lloyds Banking Group Executive Share Plan 2003 [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Balance | shares	218,962,281
Balance
Balance | shares	14,523,989	218,962,281
Balance
Outstanding [Member] | Lloyds Banking Group Long-Term Incentive Plan [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Balance | shares	358,228,028
Balance | shares	370,804,915	358,228,028
Exercisable [Member] | Save-As-You-Earn [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Exercisable at 31 December
Exercisable at 31 December
Exercisable [Member] | Lloyds Banking Group Executive Share Plan 2003 [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Exercisable at 31 December	7,729,919	4,504,392
Exercisable at 31 December
Share options lapsed [Member] | Lloyds Banking Group Executive Share Plan 2003 [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Expired	(104,855,147)	(169,861)
Expired
Vested [Member] | Lloyds Banking Group Long-Term Incentive Plan [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Vested	(57,406,864)	(140,879,465)
Dividend award [Member] | Lloyds Banking Group Long-Term Incentive Plan [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Dividend award	3,439,929	2,560,615